Schedule of Investments (unaudited) December 31, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 1.1%(a)
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.11%, 08/15/30(b)	USD	5,800	$5,791,278
LMREC, Inc., Series 2016-CRE2, Class A, (LIBOR USD 1 Month + 1.70%), 3.48%, 11/24/31(b)		99	99,055
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40		237	236,869
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		976	977,574

Total Asset-Backed Securities — 1.1% (Cost: $7,111,875)			7,104,776

Foreign Agency Obligations — 0.1%

Mexico — 0.1%
Petroleos Mexicanos:
6.38%, 02/04/21		35	36,334
(LIBOR USD 3 Month + 3.65%), 5.54%, 03/11/22(b)		23	23,964
6.88%, 08/04/26		54	59,292
6.50%, 03/13/27		31	32,844
5.35%, 02/12/28		72	71,280
6.63%, 06/15/35		64	65,472
7.69%, 01/23/50(a)		106	116,145

			405,331

Total Foreign Agency Obligations — 0.1% (Cost: $385,288)			405,331

Foreign Government Obligations — 0.5%

Indonesia — 0.1%
Republic of Indonesia:
8.25%, 05/15/29	IDR	3,096,000	242,417
6.63%, 05/15/33		552,000	36,999
8.38%, 03/15/34		2,433,000	188,751
7.50%, 06/15/35		3,130,000	224,900
8.38%, 04/15/39		4,136,000	319,901

			1,012,968

Mexico — 0.2%
United Mexican States:
6.50%, 06/09/22	MXN	46	239,047
8.00%, 12/07/23		41	224,530
8.00%, 09/05/24		32	178,830
10.00%, 12/05/24		97	580,167

			1,222,574

Russia — 0.2%
Russian Federation:
7.10%, 10/16/24	RUB	23,982	404,535
8.50%, 09/17/31		32,156	610,985

			1,015,520

Total Foreign Government Obligations — 0.5% (Cost: $3,065,116)			3,251,062

Non-Agency Mortgage-Backed Securities — 6.2%

Collateralized Mortgage Obligations — 0.6%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	1,120	1,161,051
Series 2018-3, Class MA, 3.50%, 08/25/57		1,550	1,603,107

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2019-2, Class MA, 3.50%, 08/25/58 USD	871	$905,308

		3,669,466

Commercial Mortgage-Backed Securities — 5.2%
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 3.19%, 10/15/36(a)(c)	3,200	3,204,001
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	3,168	3,258,391
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/53	2,489	2,553,343
Commercial Mortgage Trust, Series 2017- PANW, Class A, 3.24%, 10/10/29(a)	4,050	4,172,579
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52	929	946,405
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 07/10/39(a)(c)	526	527,650
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.39%, 06/13/52	852	900,646
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52	1,771	1,824,875
Morgan Stanley Capital I Trust:
Series 2018-SUN, Class A, 2.64%, 07/15/35(a)(c)	1,480	1,475,358
Series 2019-H6, Class A4, 3.42%, 06/15/52	1,407	1,492,273
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,757	1,832,582
Series 2019-L3, Class A4, 3.13%, 11/15/29	2,769	2,857,531
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)	2,673	2,602,297
UBS Commercial Mortgage Trust:
Series 2019-C17, Class A4, 2.92%, 10/15/52	2,821	2,866,809
Series 2019-C18, Class A4, 3.04%, 12/15/52	1,093	1,120,240
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.15%, 12/15/52	1,358	1,408,346

		33,043,326

Interest Only Commercial Mortgage-Backed Securities — 0.4%(c)
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.57%, 11/15/51	3,500	141,708
Series 2019-C16, Class XA, 1.57%, 06/15/52	10,305	1,227,074
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.64%, 10/15/52	7,784	876,984

		2,245,766

Total Non-Agency Mortgage-Backed Securities — 6.2% (Cost: $38,767,142)		38,958,558

U.S. Government Sponsored Agency Securities — 69.0%

Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 04/10/28	4,100	4,709,780
Federal National Mortgage Association Variable Rate Notes, Series 1996-W1, Class AL, 7.25%, 03/25/26(d)	5	5,059

		4,714,839

Collateralized Mortgage Obligations — 3.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4901, Class BF, (LIBOR USD 1 Month + 0.40%), 2.14%, 07/25/49(b)	2,408	2,395,741
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41 .	2,507	2,638,957
Series 2014-27, Class VC, 4.00%, 05/25/31	3,236	3,417,755

1

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable Rate Notes, Series 2019-39, Class LF, (LIBOR USD 1 Month + 0.45%), 2.24%, 08/25/49(b)	USD	2,691	$2,684,816
Government National Mortgage Association, Series 2016-123, Class LM, 3.00%, 09/20/46		500	518,252
Government National Mortgage Association Variable Rate Notes:
Series 2014-107, Class WX, 6.83%, 07/20/39(d)		1,250	1,419,201
Series 2019-21, Class FL, (LIBOR USD 1 Month + 0.45%), 2.21%, 02/20/49(b)		3,281	3,282,083
Series 2019-89, Class FH, (LIBOR USD 1 Month + 0.40%), 2.16%, 07/20/49(b)		3,364	3,361,418

			19,718,223

Commercial Mortgage-Backed Securities — 1.0%
Federal Home Loan Mortgage Corp. Variable Rate Notes(d):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		2,267	2,346,191
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		1,896	1,956,216
Federal National Mortgage Association ACES Variable Rate Notes, Series 2019-M1, Class A2, 3.56%, 09/25/28(d)		1,169	1,264,074
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35		231	238,507
Series 2019-53, Class V, 2.75%, 08/16/31		602	611,482

			6,416,470

Interest Only Commercial Mortgage-Backed Securities — 1.6%
Federal Home Loan Mortgage Corp., Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		190,194	293,412
Federal National Mortgage Association ACES Variable Rate Notes, Series 2015-M1, Class X2, 0.54%, 09/25/24(d)		60,611	1,297,497
Government National Mortgage Association Variable Rate Notes:
Series 2005-9, 0.51%, 01/16/45(d)		2,391	25,281
Series 2005-50, 0.41%, 06/16/45(d)		1,676	12,157
Series 2006-30, 2.39%, 05/16/46(d)		1,127	63,920
Series 2016-22, 0.77%, 11/16/55(d)		25,048	1,259,756
Series 2016-45, 0.99%, 02/16/58(d)		18,464	1,240,298
Series 2016-92, 1.00%, 04/16/58(d)		6,409	434,568
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(b)		13,928	1,136,324
Series 2016-151, 1.09%, 06/16/58(d)		9,802	738,171
Series 2017-30, 0.71%, 08/16/58(d)		6,543	358,985
Series 2017-44, 0.70%, 04/17/51(d)		7,056	381,413
Series 2017-53, 0.69%, 11/16/56(d)		19,524	1,045,625
Series 2017-61, 0.77%, 05/16/59(d)		4,798	316,844
Series 2017-64, 0.72%, 11/16/57(d)		7,888	473,990
Series 2017-72, 0.68%, 04/16/57(d)		12,444	721,515

			9,799,756

Mortgage-Backed Securities — 62.6%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		1,998	2,028,483
3.00%, 09/01/27 - 12/01/46		5,150	5,311,732
3.50%, 12/01/40 - 01/01/48		22,522	23,905,475
4.00%, 08/01/40 - 12/01/45		3,011	3,240,039
4.50%, 02/01/39 - 08/01/48		3,636	3,949,466
5.00%, 04/01/36 - 10/01/41		1,091	1,203,027
5.50%, 06/01/41		1,087	1,220,702

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association:
3.00%, 02/01/44	USD	640	$658,558
3.13%, 09/01/27		1,189	1,249,904
3.16%, 03/01/27		1,833	1,925,498
3.50%, 11/01/46		2,147	2,249,789
4.00%, 01/01/41		95	101,385
Government National Mortgage Association:
2.50%, 01/15/50(e)		896	899,815
3.00%, 02/15/45 - 12/20/46		15,027	15,516,180
3.00%, 01/15/50(e)		720	739,716
3.50%, 01/15/42 - 10/20/46		24,559	25,659,900
4.00%, 04/20/39 - 01/15/48		8,521	8,948,619
4.00%, 01/15/50 - 02/15/50(e)		7,904	8,182,144
4.50%, 12/20/39 - 03/20/49		9,377	9,954,556
4.50%, 01/15/50(e)		20,708	21,649,567
5.00%, 12/15/38 - 07/20/41		2,582	2,853,512
5.00%, 01/15/50(e)		743	782,240
7.00%, 06/15/23 - 11/15/23		—(f)	43
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		1,217	1,209,337
2.50%, 04/01/30 - 02/01/33		6,734	6,834,716
2.50%, 01/25/35 - 01/25/50(e)		12,304	12,306,913
3.00%, 04/01/28 - 03/01/47		36,289	37,419,324
3.00%, 01/25/35 - 01/25/50(e)		24,676	25,045,963
3.50%, 11/01/28 - 01/01/48		30,187	31,971,595
3.50%, 01/25/35 - 02/25/50(e)		17,675	18,185,917
4.00%, 09/01/33 - 08/01/49		29,979	32,178,468
4.00%, 01/25/50 - 02/25/50(e)		57,787	60,108,978
4.50%, 02/01/25 - 07/01/48		8,008	8,691,757
4.50%, 01/25/50 - 02/25/50(e)		8,384	8,828,419
5.00%, 11/01/32 - 06/01/45		957	1,048,532
5.00%, 01/25/50(e)		2,157	2,305,968
5.50%, 02/01/35 - 04/01/41		3,318	3,715,795
6.00%, 05/01/33 - 06/01/41		3,023	3,457,143
6.50%, 05/01/40		665	755,021

			396,294,196

Total U.S. Government Sponsored Agency Securities — 69.0% (Cost: $432,630,907)			436,943,484

U.S. Treasury Obligations — 63.5%
U.S. Treasury Bonds:
4.25%, 05/15/39		1,760	2,319,763
4.50%, 08/15/39		1,760	2,392,294
4.38%, 11/15/39		1,760	2,359,156
3.13%, 02/15/43		6,770	7,693,735
2.88%, 05/15/43 - 11/15/46		13,280	14,549,657
3.63%, 08/15/43		6,770	8,319,166
3.75%, 11/15/43		6,770	8,483,392
3.00%, 02/15/48		6,510	7,336,973
2.25%, 08/15/49(g)		9,205	8,954,739
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24(g)		53,518	54,383,625
0.25%, 07/15/29		3,320	3,352,248
U.S. Treasury Notes:
2.00%, 07/31/20(g)		26,040	26,093,911
2.50%, 12/31/20		19,530	19,693,259
1.13%, 07/31/21(g)		29,290	29,071,469
1.75%, 07/31/21 - 07/31/24		40,965	41,083,856
1.50%, 01/31/22 - 08/15/26		44,920	44,516,284
1.75%, 04/30/22(g)		24,740	24,832,775
2.13%, 12/31/22 - 05/15/25		40,360	41,106,982
2.75%, 05/31/23		13,020	13,500,113
2.00%, 02/15/25		16,270	16,505,152
2.25%, 08/15/27		13,020	13,391,782

2

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations (continued)
2.88%, 08/15/28	USD	3,910	$4,216,996
3.13%, 11/15/28		3,910	4,302,069
1.63%, 08/15/29(g)		3,920	3,821,847

Total U.S. Treasury Obligations — 63.5% (Cost: $393,414,959)			402,281,243

Total Long-Term Investments — 140.4% (Cost: $875,375,287)			888,944,454

Short-Term Securities — 4.3%
Foreign Government Obligations — 2.0%

Japan — 2.0%
Japan Treasury Bills(h):
(0.14)%, 03/09/20	JPY	693,400	6,383,477
(0.11)%, 03/16/20		687,550	6,329,777

			12,713,254

Total Foreign Government Obligations — 2.0% (Cost: $12,699,969)			12,713,254

	Shares

Money Market Funds — 2.3%(i)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%*		14,309,634	14,309,634

JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.41%		112,500	112,500

Total Money Market Funds — 2.3% (Cost: $14,422,134)			14,422,134

Total Short-Term Securities — 4.3% (Cost: $27,122,103)			27,135,388

Total Options Purchased — 0.0% (Cost: $714,400)			354,353

Total Investments Before Options Written and TBA Sale Commitments — 144.7% (Cost: $903,211,790)			916,434,195

Total Options Written — (0.0)% (Premium Received — $335,635)			(74,030)

Security	Par (000)		Value
TBA Sale Commitments — (9.6)%(e)

Mortgage-Backed Securities — (9.6)%
Government National Mortgage Association:
3.00%, 01/15/50	USD	7,934	$(8,151,481)
3.50%, 01/15/50		12,632	(13,018,544)
4.00%, 01/15/50		1,965	(2,033,775)
4.50%, 01/15/50		3,800	(4,035,295)
Uniform Mortgage-Backed Securities:
2.50%, 01/25/35 - 02/25/35		14,034	(14,158,895)
3.50%, 01/25/35 - 01/25/50		5,453	(5,626,985)
4.00%, 01/25/35 - 01/25/50		3,325	(3,460,412)
4.50%, 01/25/35		388	(400,398)
3.00%, 01/25/50		4,070	(4,127,871)
5.50%, 01/25/50		2,704	(2,911,870)
6.00%, 01/25/50		2,510	(2,765,706)

Total TBA Sale Commitments — (9.6)% (Proceeds: $60,696,494)			(60,691,232)

Total Investments Net of Options Written and TBA Sale Commitments — 135.1% (Cost: $842,179,661)			855,668,933

Liabilities in Excess of Other Assets — (35.1)%			(222,385,070)

Net Assets — 100.0%			$633,283,863

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Represents or includes a TBA transaction.
(f)	Amount is less than 500.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Rates are discount rates or a range of discount rates as of period end.
(i)	Annualized 7-day yield as of period end.
*

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

3

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio

	Shares Held at	Net	Shares Held at	Value at		Net Realized		Change in Unrealized Appreciation
Affiliate	09/30/19	Activity	12/31/19	12/31/19	Income	Gain (Loss)	(a)	(Depreciation	)

BlackRock Liquidity Funds, T-Fund, Institutional Class	1,676,500	12,633,134	14,309,634	$14,309,634	$19,118	$3		$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
J.P. Morgan Securities LLC	1.75%	12/30/19	01/02/20	$54,416,875	$54,419,520	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	0.05	12/31/19	01/02/20	9,089,938	9,089,951	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	1.20	12/31/19	01/02/20	3,851,400	3,851,528	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	1.85	12/31/19	01/02/20	26,300,400	26,301,752	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	1.85	12/31/19	01/02/20	23,940,000	23,941,230	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	1.85	12/31/19	01/02/20	24,894,625	24,895,904	U.S. Treasury Obligations	Overnight

				$142,493,238	$142,499,885

4

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-BTP	27	03/06/20	$4,315	$(10,943)
Euro-Schatz	233	03/06/20	29,247	(26,005)
U.S. Treasury 10 Year Note	7	03/20/20	899	(32)
U.S. Treasury 2 Year Note	391	03/31/20	84,261	(28,191)
90-day Eurodollar	136	09/14/20	33,444	8,312

				(56,859)

Short Contracts
Euro-Bund	21	03/06/20	4,016	41,074
U.S. Treasury 10 Year Ultra Note	33	03/20/20	4,643	45,584
U.S. Treasury Long Bond	8	03/20/20	1,247	5,013
U.S. Treasury Ultra Bond	5	03/20/20	908	11,422
Long Gilt	20	03/27/20	3,481	14,016
U.S. Treasury 5 Year Note	113	03/31/20	13,403	50,080

				167,189

				$110,330

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	293,675	USD	70,000	Barclays Bank plc	01/03/20	$3,005
BRL	255,612	USD	60,000	Citibank NA	01/03/20	3,542
ZAR	844,050	USD	60,000	JPMorgan Chase Bank NA	01/06/20	241
EUR	30,000	JPY	3,616,842	Bank of America NA	01/08/20	364
EUR	40,000	JPY	4,837,461	Deutsche Bank AG	01/08/20	347
KRW	64,619,500	USD	55,000	BNP Paribas SA	01/08/20	926
KRW	71,218,800	USD	60,000	Citibank NA	01/08/20	1,637
MXN	1,570,189	USD	80,000	Barclays Bank plc	01/08/20	2,990
MXN	781,264	USD	40,000	State Street Bank and Trust Co.	01/08/20	1,293
TWD	1,500,150	USD	50,000	Standard Chartered Bank	01/08/20	138
RUB	3,849,300	USD	60,000	Bank of America NA	01/09/20	1,974
RUB	1,286,380	USD	20,000	Citibank NA	01/09/20	711
USD	6,388,697	JPY	693,608,000	Citibank NA	01/09/20	2,843
USD	6,349,474	JPY	687,756,000	UBS AG	01/14/20	15,711
COP	1,158,492,440	USD	335,422	JPMorgan Chase Bank NA	01/22/20	16,743
COP	409,987,960	USD	118,425	Natwest Markets plc	01/22/20	6,205
RUB	5,373,043	USD	83,216	HSBC Bank plc	01/22/20	3,145
RUB	7,953,957	USD	123,499	JPMorgan Chase Bank NA	01/22/20	4,346
BRL	528,717	USD	130,000	Credit Suisse International	02/04/20	1,307
JPY	11,952,336	USD	110,000	Morgan Stanley & Co. International plc	02/05/20	208
MXN	6,721,000	USD	347,082	Bank of America NA	02/05/20	6,554
MXN	2,050,000	USD	104,582	HSBC Bank plc	02/05/20	3,282
USD	2,206,126	EUR	1,690,000	Deutsche Bank AG	02/25/20	304,166
USD	2,252,845	JPY	225,690,000	HSBC Bank plc	03/16/20	167,050
BRL	6,421,430	USD	1,568,000	Bank of America NA	03/18/20	23,365
BRL	6,565,110	USD	1,590,000	Deutsche Bank AG	03/18/20	36,972
MXN	11,025,510	USD	570,000	BNP Paribas SA	03/18/20	6,640
MXN	41,760,370	USD	2,140,000	Citibank NA	03/18/20	44,091
MXN	8,895,020	USD	460,000	Deutsche Bank AG	03/18/20	5,215
RUB	202,170,230	USD	3,155,000	Bank of America NA	03/18/20	72,762

						737,773

USD	130,000	BRL	528,060	Credit Suisse International	01/03/20	(1,270)
JPY	11,949,106	USD	110,000	State Street Bank and Trust Co.	01/06/20	(8)

5

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	110,000	JPY	11,972,324	Morgan Stanley & Co. International plc	01/06/20	$(206)
USD	60,000	ZAR	885,221	Credit Suisse International	01/06/20	(3,179)
JPY	8,411,048	EUR	70,000	Morgan Stanley & Co. International plc	01/08/20	(1,110)
USD	115,000	KRW	136,806,300	Deutsche Bank AG	01/08/20	(3,401)
USD	30,000	MXN	588,670	JPMorgan Chase Bank NA	01/08/20	(1,113)
USD	90,000	MXN	1,720,370	UBS AG	01/08/20	(928)
USD	50,000	TWD	1,506,950	Standard Chartered Bank	01/08/20	(365)
USD	80,000	RUB	5,022,616	Standard Chartered Bank	01/09/20	(865)
USD	452,507	COP	1,568,480,400	Credit Suisse International	01/22/20	(24,287)
USD	370,613	RUB	24,000,000	Morgan Stanley & Co. International plc	01/22/20	(15,140)
USD	126,241	AUD	186,000	State Street Bank and Trust Co.	02/05/20	(4,396)
USD	397,715	IDR	5,637,604,515	Barclays Bank plc	02/05/20	(8,689)
USD	303,783	IDR	4,301,343,197	BNP Paribas SA	02/05/20	(6,292)
USD	198,647	IDR	2,818,804,514	Citibank NA	02/05/20	(4,555)
USD	73,321	IDR	1,039,991,000	HSBC Bank plc	02/05/20	(1,649)
USD	1,673,762	MXN	32,389,302	HSBC Bank plc	02/05/20	(30,450)
USD	792,503	RUB	50,928,635	JPMorgan Chase Bank NA	02/05/20	(24,618)
USD	60,000	ZAR	847,464	JPMorgan Chase Bank NA	02/05/20	(236)
EUR	1,690,000	USD	2,082,663	JPMorgan Chase Bank NA	02/25/20	(180,703)
JPY	225,690,000	USD	2,091,271	JPMorgan Chase Bank NA	03/16/20	(5,477)
USD	1,233,000	CAD	1,602,530	Bank of America NA	03/18/20	(1,420)
USD	1,233,000	CHF	1,186,978	Morgan Stanley & Co. International plc	03/18/20	(50)

						(320,407)

Net Unrealized Appreciation						$417,366

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value

Call
90-day Eurodollar March 2020 Futures	260	03/13/20	USD	99.00	USD	65,000	$6,500
90-day Eurodollar March 2020 Futures	520	03/13/20	USD	99.13	USD	130,000	9,750

							$16,250

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.71%	Semi-Annual	Citibank NA	06/03/20	1.71%	USD	2,755	$22,170

Put
2-Year Interest Rate Swap	2.00%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	01/22/20	2.00%	USD	51,200	18
10-Year Interest Rate Swap	2.00%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	01/29/20	2.00%	USD	6,844	21,424
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	7,000	1
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	17,800	32
10-Year Interest Rate Swap	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/30/20	2.30%	USD	1,187	2,125
10-Year Interest Rate Swap	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	03/30/20	2.30%	USD	3,560	6,372
10-Year Interest Rate Swap	1.71%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	06/03/20	1.71%	USD	2,755	73,682
10-Year Interest Rate Swap	2.11%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	2.11%	USD	19,200	212,279

										315,933

										$338,103

6

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value

Call
90-day Eurodollar March 2020 Futures	260	03/13/20	USD	98.88	USD	65,000	$(8,125)
90-day Eurodollar March 2020 Futures	520	03/13/20	USD	99.00	USD	130,000	(9,750)

							$(17,875)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.45%	Semi-Annual	Deutsche Bank AG	01/16/20	1.45%	USD	8,800	$(87)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.66%	Semi-Annual	Citibank NA	03/12/20	1.66%	USD	16,000	(54,347)

										(54,434)

Put
2-Year Interest Rate Swap	1.86%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	01/29/20	1.86%	USD	34,222	(1,721)

										$(56,155)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	10,970	$45,954	$—	$45,954
28 day MXIBTIIE	Monthly	6.88%	Monthly	N/A		12/15/20	MXN	11,647	(1,006)	—	(1,006)
28 day MXIBTIIE	Monthly	6.88%	Monthly	N/A		12/16/20	MXN	22,534	(1,964)	—	(1,964)
6.86%	Monthly	28 day MXIBTIIE	Monthly	07/24/20	(a)	07/23/21	MXN	2,886	(544)	—	(544)
6.90%	Monthly	28 day MXIBTIIE	Monthly	07/27/20	(a)	07/26/21	MXN	4,029	(848)	—	(848)
6.78%	Monthly	28 day MXIBTIIE	Monthly	08/07/20	(a)	08/06/21	MXN	12,748	(2,017)	—	(2,017)
3 month BA	Semi-Annual	1.94%	Semi-Annual	N/A		12/06/21	CAD	11,950	(7,902)	—	(7,902)
28 day MXIBTIIE	Monthly	6.52%	Monthly	N/A		12/14/21	MXN	17,680	(3,290)	—	(3,290)
28 day MXIBTIIE	Monthly	6.51%	Monthly	N/A		12/15/21	MXN	15,064	(2,907)	—	(2,907)
3 month BA	Semi-Annual	2.02%	Semi-Annual	N/A		12/17/21	CAD	12,250	5,315	—	5,315
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/18/22	MXN	3,130	(2,374)	—	(2,374)
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/19/22	MXN	1,565	(1,189)	—	(1,189)
7.22%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/20/22	MXN	602	(451)	—	(451)
7.21%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/25/22	MXN	843	(627)	—	(627)
7.20%	Monthly	28 day MXIBTIIE	Monthly	N/A		08/03/22	MXN	3,903	(2,936)	—	(2,936)
28 day MXIBTIIE	Monthly	7.00%	Monthly	N/A		08/11/22	MXN	7,262	3,459	—	3,459
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	3,205	(2,186)	—	(2,186)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	4,224	(2,852)	—	(2,852)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	11,601	(368,122)	—	(368,122)
28 day MXIBTIIE	Monthly	8.39%	Monthly	N/A		01/18/24	MXN	6,196	21,529	—	21,529
3 month LIBOR	Quarterly	2.61%	Semi-Annual	N/A		02/07/24	USD	7,000	303,634	—	303,634
2.71%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/18/24	USD	17,400	(829,723)	—	(829,723)
28 day MXIBTIIE	Monthly	6.73%	Monthly	N/A		08/09/24	MXN	2,448	632	—	632
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A		08/12/24	MXN	5,385	703	—	703
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A		08/13/24	MXN	4,634	1,064	—	1,064
28 day MXIBTIIE	Monthly	6.59%	Monthly	N/A		11/08/24	MXN	6,908	(397)	—	(397)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	130	3,316	—	3,316
3.04%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	18,200	(1,423,949)	—	(1,423,949)
3.07%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	30,810	(2,465,745)	—	(2,465,745)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/21/28	USD	2,600	(211,443)	—	(211,443)
3 month LIBOR	Quarterly	1.45%	Semi-Annual	N/A		08/19/29	USD	2,800	(104,123)	—	(104,123)

7

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

3 month LIBOR	Quarterly	1.47%	Semi-Annual	N/A	09/09/29	USD	2,500	$(87,445)	$—	$(87,445)
2.03%	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/09/29	USD	11,200	(189,342)	—	(189,342)
1.59%	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/12/29	USD	1,700	40,654	—	40,654
1.61%	Semi-Annual	3 month LIBOR	Quarterly	N/A	10/01/29	USD	4,700	130,775	—	130,775

								$(5,156,347)	$—	$(5,156,347)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	350	$(4,659)	$(1,264)	$(3,395)
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	180	(2,396)	(682)	(1,714)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	376	10,776	14,439	(3,663)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	130	(1,373)	785	(2,158)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	228	(2,409)	1,712	(4,121)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	101	(1,067)	758	(1,825)

							$(1,128)	$15,748	$(16,876)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

4.45%	At Termination	1 day BZDIOVER	At Termination	JPMorgan Chase Bank NA	01/04/21	BRL	4,258	$1,772	$—	$1,772
4.46%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/04/21	BRL	2,855	1,106	—	1,106
4.49%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/04/21	BRL	4,189	1,319	—	1,319
1 day BZDIOVER	At Termination	5.32%	At Termination	JPMorgan Chase Bank NA	01/03/22	BRL	3,295	1,288	—	1,288
1 day BZDIOVER	At Termination	6.35%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	2,303	12,786	—	12,786
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	1,367	33,732	—	33,732
1 day BZDIOVER	At Termination	5.98%	At Termination	JPMorgan Chase Bank NA	01/02/25	BRL	1,362	(4,515)	—	(4,515)
1 day BZDIOVER	At Termination	5.99%	At Termination	Citibank NA	01/02/25	BRL	958	(2,994)	—	(2,994)
1 day BZDIOVER	At Termination	6.03%	At Termination	JPMorgan Chase Bank NA	01/02/25	BRL	959	(2,570)	—	(2,570)
1 day BZDIOVER	At Termination	6.05%	At Termination	Citibank NA	01/02/25	BRL	940	(2,283)	—	(2,283)
1 day BZDIOVER	At Termination	6.26%	At Termination	Citibank NA	01/02/25	BRL	1,447	(61)	—	(61)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	7,502	6,926	—	6,926

								$46,506	$—	$46,506

8

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaps (continued)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	7.55%
3 month BA	Canadian Bankers Acceptances	2.08%
3 month LIBOR	London Interbank Offered Rate	1.91%

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Colombian Peso

EUR	Euro

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

TBA	To-be-announced

9

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments (a)	$—	$888,944,454	$—	$888,944,454
Short-Term Securities:
Foreign Government Obligations (a)	—	12,713,254	—	12,713,254
Money Market Funds	14,422,134	—	—	14,422,134
Options Purchased:
Interest rate contracts	16,250	338,103	—	354,353
Liabilities:
Investments:
TBA Sale Commitments	—	(60,691,232)	—	(60,691,232)

	$14,438,384	$841,304,579	$—	$855,742,963

Derivative Financial Instruments (b)
Assets:
Foreign currency exchange contracts	$—	$737,773	$—	$737,773
Interest rate contracts	175,501	615,964	—	791,465
Liabilities:
Credit contracts	—	(16,876)	—	(16,876)
Foreign currency exchange contracts	—	(320,407)	—	(320,407)
Interest rate contracts	(83,046)	(5,781,960)	—	(5,865,006)

	$92,455	$(4,765,506)	$—	$(4,673,051)

(a)	See above Schedule of Investments for values in each security type or country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $142,499,885 are categorized as Level 2 within the disclosure hierarchy.

10